BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2021
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 618 $ 641,066
Series 2018-4, Class MA, 3.50%, 03/25/58 670 695,601
1,336,667
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $1,306,120) ............................... 1,336,667
U.S. Government Sponsored Agency Securities — 158.4%
Collateralized Mortgage Obligations — 7.6%
Federal Home Loan Mortgage Corp.
Series 3745, Class ZA, 4.00%, 10/15/40 .. 364 398,178
Series 3780, Class ZA, 4.00%, 12/15/40 .. 1,274 1,409,902
Series 3960, Class PL, 4.00%, 11/15/41 .. 900 1,003,459
Series 4161, Class BW, 2.50%, 02/15/43 .. 500 521,031
Series 4325, Class ZX, 4.50%, 04/15/44 .. 2,681 2,971,385
Series 4384, Class LB, 3.50%, 08/15/43 .. 1,500 1,583,831
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.13%, 01/25/30
(a)
................. 2,219 174,355
Federal National Mortgage Association
Series 1996-48, Class Z, 7.00%, 11/25/26 . 68 72,334
Series 2010-134, Class KZ, 4.50%, 12/25/40 98 101,378
Series 2010-141, Class LZ, 4.50%, 12/25/40 162 169,240
Series 2011-8, Class ZA, 4.00%, 02/25/41 . 1,020 1,093,878
Series 2011-131, Class LZ, 4.50%, 12/25/41 128 133,608
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 1,183,028
Series 2018-21, Class CA, 3.50%, 04/25/45 331 336,517
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.11%, 05/25/48
(a)
................. 1,562 1,719,325
Government National Mortgage Association
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 3,606,355
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,682,635
Series 2016-123, Class LM,
3.00%, 09/20/46 ................ 400 424,058
Series 2019-5, Class P, 3.50%, 07/20/48 .. 256 266,532
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31, Class PT, 3.47%, 05/20/39 173 179,917
Series 2014-107, Class WX,
6.80%, 07/20/39 ................ 784 898,192
Series 2015-55, Class A, 5.39%, 03/16/36 . 6,297 6,972,228
Series 2015-103, Class B, 6.91%, 01/20/40 3,877 4,405,311
Series 2015-187, Class C, 5.36%, 03/20/41 6,934 8,010,861
40,317,538
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ 1,153 1,199,809
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 1,062 1,107,709
2,307,518
Interest Only Collateralized Mortgage Obligations — 2.2%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 .. 61 4,242
Series 4533, Class JI, 5.00%, 12/15/45 ... 461 90,057
Series 5159, Class KI, 3.00%, 11/25/51 ... 947 85,797
Series 5159, Class PI, 3.00%, 11/25/51 ... 1,477 154,735
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 5176, Class QI, 3.00%, 12/25/51 .. USD 794 $ 86,956
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 6.04%, 10/15/42 .... 1,144 205,553
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 6.00%, 07/25/49 .... 2,524 430,446
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.85%, 12/25/49 .... 1,824 288,349
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 78 6,972
Series 2014-68, Class YI, 4.50%, 11/25/44 . 96 16,788
Series 2015-74, Class IA, 6.00%, 10/25/45 2,687 587,096
Series 2015-77, 6.00%, 10/25/45 ....... 3,159 692,227
Series 2017-68, Class IE, 4.50%, 09/25/47 2,239 348,712
Series 2020-32, 4.00%, 05/25/50 ....... 1,311 195,139
Series 2020-32, Class PI, 4.00%, 05/25/50 1,304 193,332
Series 2021-23, Class CI, 3.50%, 07/25/46 1,041 167,182
Series 2021-41, 3.50%, 07/25/51 ....... 2,000 306,897
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66, Class AS, (LIBOR USD 1
Month + 6.25%), 6.15%, 09/25/45 .... 4,739 780,984
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 6.00%, 09/25/46 .... 670 116,232
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 6.00%, 05/25/39 .... 847 139,755
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.05%, 09/25/47 .... 861 159,697
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 6.00%, 03/25/49 .... 3,533 613,053
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.95%, 06/25/49 .... 2,992 582,191
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 6.00%, 07/25/49 .... 1,442 253,216
Government National Mortgage Association
Series 2017-139, Class IB, 4.50%, 09/20/47 336 52,403
Series 2017-144, Class DI, 4.50%, 09/20/47 247 39,240
Series 2019-42, Class AI, 4.00%, 01/20/46 7,041 1,029,667
Series 2020-115, Class IM, 3.50%, 08/20/50 1,531 202,073
Series 2020-146, Class DI, 2.50%, 10/20/50 1,902 210,680
Series 2020-151, Class MI, 2.50%, 10/20/50 22,101 2,536,995
Series 2020-162, Class TI, 2.50%, 10/20/50 3,481 365,268
Series 2020-175, Class DI, 2.50%, 11/20/50 704 80,806
Series 2020-185, Class MI, 2.50%, 12/20/50 2,466 299,952
Series 2021-104, Class IH, 3.00%, 06/20/51 1,354 181,476
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.10%, 07/20/47
(a)
................. 1,498 252,660
11,756,828
Interest Only Commercial Mortgage-Backed Securities — 1.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K094, Class X1, 0.88%, 06/25/29 .. 2,285 133,629
Series K105, Class X1, 1.52%, 03/25/53 .. 7,305 783,178
Series K107, Class X1, 1.59%, 01/25/30 .. 1,993 222,954
Series K109, Class X1, 1.58%, 04/25/30 .. 1,455 163,473
Series K110, Class X1, 1.70%, 04/25/30 .. 651 77,630
Series K113, Class X1, 1.39%, 06/25/30 .. 2,600 263,497
Series K115, Class X1, 1.33%, 06/25/30 .. 3,236 316,225
Series K116, Class X1, 1.43%, 07/25/30 .. 1,128 116,338
Series K119, Class X1, 0.93%, 09/25/30 .. 1,793 125,091
Series K120, Class X1, 1.04%, 10/25/30 .. 9,133 708,859

BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K122, Class X1, 0.88%, 11/25/30 .. USD 2,771 $ 186,886
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.81%, 01/25/58 ........... 2,670 458,912
Government National Mortgage Association
Variable Rate Notes
Series 2016-22, 0.72%, 11/16/55 ....... 11,813 365,078
Series 2016-45, 0.80%, 02/16/58 ....... 4,835 212,610
Series 2016-92, 0.62%, 04/16/58 ....... 1,226 47,608
Series 2016-110, 0.94%, 05/16/58 ...... 2,321 117,367
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 5,717 337,562
Series 2016-151, 1.01%, 06/16/58 ...... 9,447 475,101
Series 2017-61, 0.78%, 05/16/59 ....... 2,075 101,052
Series 2017-64, 0.75%, 11/16/57 ....... 1,511 75,930
5,288,980
Mortgage-Backed Securities — 147.1%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/35 - 07/01/35 ........... 662 695,966
3.50%, 07/01/26 - 09/01/26 ........... 19 20,103
4.00%, 06/01/25 - 05/01/26 ........... 83 87,611
5.00%, 05/01/35 - 12/01/38 ........... 57 63,600
5.65%, 05/01/37 - 12/01/37 ........... 775 850,650
5.75%, 08/01/37 - 04/01/38 ........... 1,311 1,439,136
7.50%, 03/01/27 .................. —
(b)
53
Federal National Mortgage Association
3.50%, 11/01/46 .................. 947 1,015,284
4.45%, 03/01/36 - 06/01/36 ........... 490 508,583
4.94%, 01/01/35 - 05/01/35 ........... 164 169,042
5.00%, 04/01/36 .................. 93 96,183
5.20%, 08/01/34 - 09/01/34 ........... 197 204,361
5.25%, 08/01/37 - 09/01/37 ........... 493 516,529
5.54%, 01/01/35 .................. 67 70,181
5.75%, 04/01/37 .................. 285 301,096
5.80%, 07/01/34 .................. 43 44,684
5.94%, 09/01/34 .................. 68 70,780
6.50%, 09/01/28 - 02/01/31 ........... 955 1,042,227
Government National Mortgage Association
2.00%, 03/20/51 - 10/20/51 ........... 6,329 6,391,751
2.00%, 01/15/52
(c)
................. 142,275 143,559,337
2.50%, 11/20/40 - 11/20/51 ........... 37,437 38,602,342
2.50%, 01/15/52 - 02/15/52
(c)
.......... 157,225 160,947,823
3.00%, 05/15/42 - 10/20/51 ........... 120,470 125,453,044
3.00%, 01/15/52
(c)
................. 22,002 22,763,972
3.50%, 04/15/41 - 09/20/51 ........... 27,304 29,087,931
3.50%, 01/15/52
(c)
................. 99,913 104,033,536
4.00%, 10/20/41 - 05/20/51 ........... 28,900 31,005,285
4.00%, 01/15/52
(c)
................. 24,727 26,038,352
4.50%, 12/15/34 - 05/20/50 ........... 15,088 16,375,796
5.00%, 09/15/28 - 05/20/50 ........... 11,694 13,354,944
5.00%, 01/15/52
(c)
................. 1,900 2,025,736
5.30%, 02/15/37 - 04/15/37 ........... 180 201,815
5.50%, 03/15/32 - 12/15/34 ........... 5,275 5,995,157
5.64%, 04/15/37 - 06/15/37 ........... 1,379 1,538,670
5.65%, 05/20/37 - 10/20/37 ........... 576 626,000
5.75%, 08/20/37 - 12/20/37 ........... 316 338,913
5.80%, 11/15/36 - 03/15/37 ........... 1,371 1,510,466
6.00%, 03/20/28 - 01/15/39 ........... 7,147 8,080,582
6.50%, 09/20/27 - 10/20/40 ........... 2,465 2,788,186
7.00%, 03/20/24 - 05/20/27 ........... 8 8,931
7.50%, 10/20/25 .................. 1 1,382
8.00%, 04/15/22 - 05/15/30 ........... 20 20,991
8.50%, 09/15/24 - 02/15/25 ........... 10 10,291
9.50%, 09/15/22 .................. —
(b)
22
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.00%, 01/25/52 - 02/25/52
(c)
.......... USD 11,745 $ 11,687,105
2.50%, 01/25/37 - 02/25/52
(c)
.......... 1,060 1,082,229
3.00%, 06/01/38 - 06/01/44 ........... 9,590 10,084,372
3.00%, 01/25/52
(c)
................. 300 310,789
3.50%, 01/25/37
(c)
................. 1,796 1,890,380
3.50%, 03/01/43 - 08/01/43 ........... 1,093 1,176,811
4.00%, 01/01/45 .................. 2,038 2,234,782
5.00%, 07/01/34 - 07/01/35 ........... 973 1,097,596
5.25%, 07/01/37 - 08/01/37 ........... 363 396,553
5.50%, 12/01/32 - 04/01/35 ........... 103 115,561
6.50%, 08/01/35 .................. 564 637,958
778,671,460
Total U.S. Government Sponsored Agency Securities — 158.4%
(Cost: $836,847,708) .............................. 838,342,324
Total Long-Term Investments — 158.6%
(Cost: $838,153,828) .............................. 839,678,991
Shares
Shares
Short-Term Securities — 30.6%
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(d)(e)
.................. 2,399,588 2,399,588
Total Money Market Funds — 0.5%
(Cost: $2,399,588) ............................... 2,399,588
Par (000)
Pa r (000)
U.S. Treasury Obligations — 30.1%
U.S. Treasury Bills
(f)
0.05%, 01/20/22 .................. 34 34,000
0.04%, 01/25/22 .................. 187 186,998
0.05%, 02/03/22 .................. 147 146,996
0.05%, 02/10/22 .................. 20 19,999
0.05%, 02/17/22 .................. 23,548 23,547,117
0.05%, 02/24/22 .................. 5,965 5,964,763
0.05%, 03/03/22 .................. 536 535,958
0.05%, 03/10/22 .................. 6,510 6,509,493
0.04%, 03/17/22 .................. 1,092 1,091,878
0.04%, 03/24/22 .................. 11,069 11,067,622
0.05%, 04/07/22 .................. 7,142 7,140,639
0.05%, 04/14/22 .................. 6,521 6,519,628
0.05%, 04/21/22 .................. 17,567 17,563,113
0.06%, 04/28/22 .................. 1,871 1,870,544
0.06%, 05/05/22 .................. 495 494,868
0.06%, 05/12/22 .................. 790 789,745
0.06%, 05/19/22 .................. 64,594 64,570,147
0.15%, 06/16/22 .................. 8,994 8,988,622
0.18%, 06/23/22 .................. 1,409 1,407,879
0.18%, 06/30/22 .................. 875 874,200
Total U.S. Treasury Obligations — 30.1%
(Cost: $159,334,093) .............................. 159,324,209
Total Short-Term Securities — 30.6%
(Cost: $161,733,681) .............................. 161,723,797

BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
Total Options Purchased — 0.0%
(Cost: $190,000) ................................. $ 125,616
Total Investments Before Options Written and TBA Sale
Commitments — 189.2%
(Cost: $1,000,077,509 ) ............................ 1,001,528,404
Total Options Written — (0.3)%
(Premium Received — $1,992,725) .................... (1,523,389)
TBA Sale Commitments — (9.6)%
(c)
Mortgage-Backed Securities — (9.6)%
Government National Mortgage Association
2.00% ,  01/15/52 .................. USD 10,000 (10,090,282)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% ,  01/15/52 .................. USD 25,000 $ (25,601,535)
Uniform Mortgage-Backed Securities
2.00% ,  01/25/52 .................. 1,420 (1,415,625)
2.50% ,  01/25/52 .................. 400 (408,096)
3.00% ,  01/25/52 .................. 10,518 (10,896,262)
3.50% ,  01/25/52 .................. 364 (383,191)
4.00% ,  01/25/52 .................. 2,017 (2,145,421)
Total TBA Sale Commitments — (9.6)%
(Proceeds: $51,024,805) ........................... (50,940,412)
Total Investments Net of Options Written and TBA Sale
Commitments — 179.3%
(Cost: $947,059,979 ) .............................. 949,064,603
Liabilities in Excess of Other Assets — (79.3)% ............ (419,739,020)
Net Assets — 100.0% ............................... $ 529,325,583
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Represents or includes a TBA transaction.
(d)
Annualized 7-day yield as of period end.
(e)
Affiliate of the Fund.
(f)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,823,535 $ — $ (423,947) $ — $ — $ 2,399,588 2,399,588 $ 45 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 65 03/31/22 $ 14,179 $ (13,533)
Short Contracts
90-day Eurodollar ......................................................... 10 03/14/22 2,491 1,286
U.S. Treasury 10 Year Note ................................................... 492 03/22/22 64,121 105,183
U.S. Treasury 10 Year Ultra Note ............................................... 13 03/22/22 1,899 (30,845)
U.S. Treasury Long Bond .................................................... 65 03/22/22 10,396 (116,227)
U.S. Treasury Ultra Bond .................................................... 12 03/22/22 2,354 (25,614)
U.S. Treasury 5 Year Note .................................................... 231 03/31/22 27,924 (70,604)
90-day Eurodollar ......................................................... 10 06/13/22 2,485 3,860
90-day Eurodollar ......................................................... 10 09/19/22 2,480 7,174
90-day Eurodollar ......................................................... 10 12/19/22 2,474 7,799
(117,988)
$ (131,521)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.15% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 12/12/22 2.15 % USD 9,500 $ 125,616
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 65 01/21/22 USD 131.00 USD 6,500 $ (22,344)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/28/22 1.75 % USD 5,400 $ (107,694)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 2,400 (48,585)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 12,100 (341,674)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 12,100 (505,400)
(1,003,353)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Bank of America NA 02/28/22 1.75 USD 5,400 (34,370)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 2,400 (15,640)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 12,100 (106,545)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 04/28/22 0.95 USD 26,400 (151,960)

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
.
i
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 % USD 12,100 $ (189,177)
(497,692)
$ (1,501,045)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 1,048 $ 2,573 $ — $ 2,573
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 1,048 (2,248) — (2,248)
2.66% Semi-Annual 3 month LIBOR Quarterly 02/06/23 USD 12,000 (400,682) — (400,682)
2.87% Semi-Annual 3 month LIBOR Quarterly 03/23/23 USD 9,600 (337,392) — (337,392)
0.71% Semi-Annual 3 month LIBOR Quarterly 11/03/23 USD 14,055 28,857 — 28,857
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 179 5,798 — 5,798
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (5,771) — (5,771)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 41 2,449 — 2,449
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (2,515) — (2,515)
$ (708,931) $ — $ (708,931)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.07%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 839,678,991 $ — $ 839,678,991
Short-Term Securities
Money Market Funds ...................................... 2,399,588 — — 2,399,588
U.S. Treasury Obligations ................................... — 159,324,209 — 159,324,209
Options Purchased
Interest rate contracts ...................................... — 125,616 — 125,616
Liabilities
Investments
TBA Sale Commitments .................................... — (50,940,412) — (50,940,412)
$ 2,399,588 $ 948,188,404 $ — $ 950,587,992
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 125,302 $ 39,677 $ — $ 164,979
Liabilities
Interest rate contracts ....................................... (279,167) (2,249,653) — (2,528,820)
$ (153,865) $ (2,209,976) $ — $ (2,363,841)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.